Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000002943
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class AAA
C000002942
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class C
C000034307
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class I
C000002940
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Account Value	10,000	29,869	25,976	22,349	23,998	19,866	18,073	14,428	14,951	11,674	10,021
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Account Value	10,000	29,869	25,976	22,349	23,998	19,866	18,073	14,428	14,951	11,674	10,021
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Account Value	10,000	29,869	25,976	22,349	23,998	19,866	18,073	14,428	14,951	11,674	10,021
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Account Value	$ 10,000	$ 29,869	$ 25,976	$ 22,349	$ 23,998	$ 19,866	$ 18,073	$ 14,428	$ 14,951	$ 11,674	$ 10,021